UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA			91203
(Address of principal executive offices)			(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1.                    Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund
Schedule of Investments (Unaudited)
as of March 31, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			1.86
HOTELS, RESTAURANTS & LEISURE
550	MCDONALD’S CORP.	53,955
		53,955	1.86

CONSUMER STAPLES			1.53
HOUSEHOLD PRODUCTS
600	KIMBERLY-CLARK CORP.	44,334
		44,334	1.53

ENERGY			1.48
OIL, GAS & CONSUMABLE FUELS
400	CHEVRON CORP.	42,896
		42,896	1.48

INFORMATION TECHNOLOGY			2.00
SOFTWARE
1,800	MICROSOFT CORP.	58,050
		58,050	2.00

TELECOMMUNICATION SERVICES			1.83
DIVERSIFIED TELECOM. SERVICES
1,700	AT&T INC.	53,091
		53,091	1.83

UTILITIES			3.85
ELECTRIC UTILITIES
1,000	PPL CORP.	28,260
950	SOUTHERN CO.	42,684
		70,944	2.44

MULTI-UTILITIES
700	CONSOLIDATED EDISON INC.	40,894
		40,894	1.41

TOTAL COMMON STOCK (Cost: $285,080)		364,164	12.53

US GOVT SECURITIES
US GOVERNMENT AGENCY			80.99
US GOVERNMENT AGENCY
150,000	FEDERAL HOME LOAN BANK 2.00% 11/17/15 STEP	150,207
100,000	FEDERAL HOME LOAN BANK 0.50% 12/30/15 STEP	100,006
100,000	FEDERAL HOME LOAN BANK 2.00% 10/05/17 STEP	100,531
250,000	FEDERAL HOME LOAN BANK 1.50% 12/07/17 STEP	250,345
200,000	FEDERAL NATL MTG ASSOC. 0.625% 01/10/17 STEP	200,405
350,000	FEDERAL NATL MTG ASSOC. 2.25% 08/09/21 STEP	351,323
500,000	FEDERAL NATL MTG ASSOC. 1.00% 11/17/21 STEP	500,573
200,000	FEDERAL NATL MTG ASSOC. 3.50% 05/18/26 STEP	200,323
500,000	FEDERAL NATL MTG ASSOC. 1.50% 12/15/26 STEP	499,217
		2,352,930	80.99

TOTAL US GOVT SECURITIES (Cost: $2,353,304)		2,352,930	80.99

PREFERRED STOCK
FINANCIALS			5.89
CAPITAL MARKETS
2,000	DEUTSCHE BANK 7.35% PFD	49,940
		49,940	1.72

COMMERCIAL BANKS
3,000	BARCLAYS BANK PLC 6.625% PFD	71,820
2,000	BARCLAYS BANK PLC 7.10% PFD	49,500
		121,320	4.18

TOTAL PREFERRED STOCK (Cost:$175,000)		171,260	5.89

SHORT TERM INVESTMENTS
MONEY MARKET			0.25
7,251	UMB MONEY MARKET FIDUCIARY	7,251
		7,251	0.25

TOTAL SHORT TERM INVESTMENTS (Cost: $7,251)		7,251	0.25

TOTAL INVESTMENT IN SECURITIES (Cost: $2,820,635)		2,895,604	99.67

OTHER ASSETS LESS LIABILITIES		9,632	0.33

TOTAL NET ASSETS		2,905,236	100.00

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income and Equity Fund
Schedule of Investments (Unaudited)
as of March 31, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			7.65
DISTRIBUTORS
2,250	GENUINE PARTS CO.	141,188
		141,188	1.83

HOTELS, RESTAURANTS & LEISURE
1,400	MCDONALD’S CORP.	137,340
		137,340	1.78

LEISURE EQUIPMENT & PRODUCTS
5,500	MATTEL INC.	185,130
		185,130	2.40

SPECIALTY RETAIL
2,500	HOME DEPOT INC.	125,775
		125,775	1.63

CONSUMER STAPLES			7.05
FOOD & STAPLES RETAILING
4,600	SYSCO CORP.	137,356
2,800	WAL-MART STORES INC.	171,360
		308,716	4.00

HOUSEHOLD PRODUCTS
1,750	PROCTER & GAMBLE CO.	117,618
		117,618	1.53

TOBACCO
3,800	ALTRIA GROUP INC.	117,306
		117,306	1.52

ENERGY			1.48
OIL, GAS & CONSUMABLE FUELS
1,500	CONOCOPHILLIPS	114,015
		114,015	1.48

HEALTH CARE			5.81
PHARMACEUTICALS
2,750	ABBOTT LABORATORIES	168,548
2,000	JOHNSON & JOHNSON	131,920
6,500	PFIZER INC.	147,290
		447,758	5.81

INDUSTRIALS			6.51
AEROSPACE & DEFENSE
2,250	HONEYWELL INT’L INC.	137,363
		137,363	1.78

AIR FREIGHT & LOGISTICS
1,000	UNITED PARCEL SERVICE INC. B	80,720
		80,720	1.05

COMMERCIAL SERVICES & SUPPLIES
7,000	PITNEY BOWES INC.	123,060
		123,060	1.60

INDUSTRIAL CONGLOMERATES
8,000	GENERAL ELECTRIC CO.	160,560
		160,560	2.08

INFORMATION TECHNOLOGY			4.65
COMMUNICATIONS EQUIPMENT
7,500	NOKIA CORP. ADR A	41,175
		41,175	0.53

IT SERVICES
2,250	AUTOMATIC DATA PROCESSING INC.	124,178
		124,178	1.61

SOFTWARE
6,000	MICROSOFT CORP.	193,500
		193,500	2.51

MATERIALS			1.85
CHEMICALS
2,700	DUPONT DE NEMOURS & CO.	142,830
		142,830	1.85

TELECOMMUNICATION SERVICES			4.32
DIVERSIFIED TELECOM. SERVICES
5,000	AT&T INC.	156,150
1,000	VERIZON COMMUNICATIONS INC.	38,230
		194,380	2.52

WIRELESS TELECOM. SERVICES
5,000	VODAFONE GROUP PLC	138,350
		138,350	1.79

UTILITIES			4.91
ELECTRIC UTILITIES
5,000	DUKE ENERGY CORP.	105,050
		105,050	1.36

MULTI-UTILITIES
2,000	DOMINION RESOURCES INC.	102,420
3,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	91,830
3,000	XCEL ENERGY INC.	79,410
		273,660	3.55

TOTAL COMMON STOCK (Cost: $2,876,266)		3,409,670	44.23

CORPORATE BOND
CONSUMER DISCRETIONARY			8.11
HOTELS, RESTAURANTS & LEISURE
100,000	INT’L GAME TECHNOLOGY 7.50% 06/15/19	117,134
50,000	MARRIOTT INT’L 5.625% 02/15/13	51,927
100,000	WYNDHAM WORLDWIDE 2.95% 03/01/17	99,132
		268,193	3.48

HOUSEHOLD DURABLES
100,000	MDC HOLDINGS INC. 5.375% 12/15/14	106,030
100,000	WHIRLPOOL CORP. 6.50% 06/15/16	110,860
		216,890	2.81

LEISURE EQUIPMENT & PRODUCTS
50,000	EQUIFAX INC. 6.30% 07/01/17	57,235
		57,235	0.74

SPECIALTY RETAIL
80,000	STAPLES INC. 7.375% 10/01/12	82,557
		82,557	1.07

ENERGY			1.85
OIL, GAS & CONSUMABLE FUELS
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	143,000
		143,000	1.85

FINANCIALS			19.87
CAPITAL MARKETS
50,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	59,265
95,000	GOLDMAN SACHS GROUP 5.00% 10/01/14	100,424
100,000	JANUS CAPITAL GROUP INC. 6.70% 06/15/17	107,111
100,000	MORGAN STANLEY 09/30/17 FLOAT	96,353
		363,153	4.71

COMMERCIAL BANKS
100,000	CITIGROUP INC. 6.00% 12/13/13	105,950
		105,950	1.37

CONSUMER FINANCE
106,000	HSBC 11/10/13 FLOAT	107,332
		107,332	1.39

DIVERSIFIED FINANCIAL SERVICES
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	374,261
100,000	ICAHN ENTERPRISES 7.75% 01/15/16	103,500
100,000	NASDAQ OMX GROUP 5.25% 01/16/18	107,610
		585,371	7.59

INSURANCE
100,000	AMERICAN INT’L GROUP 4.25% 09/15/14	103,171
100,000	PRUDENTIAL FINANCIAL INC. 11/02/20 FLOAT	102,935
		206,106	2.67

REAL ESTATE INVESTMENT TRUSTS
50,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	54,835
100,000	PROLOGIS 6.25% 03/15/17	109,200
		164,034	2.13

HEALTH CARE			1.42
PHARMACEUTICALS
100,000	HOSPIRA INC. 6.40% 05/15/15	109,701
		109,701	1.42

INDUSTRIALS			2.38
AIRLINES
50,000	SOUTHWEST AIRLINES CO. 5.25% 10/01/14	53,769
		53,769	0.70

MACHINERY
115,000	JOY GLOBAL INC. 6.00% 11/15/16	129,906
		129,906	1.69

INFORMATION TECHNOLOGY			3.29
COMPUTERS & PERIPHERALS
50,000	DELL INC. 5.65% 04/15/18	58,242
		58,242	0.76

ELECTRONIC EQUIPMENT & INSTRUMENTS
80,000	CORNING INC. 7.53% 03/01/23	92,410
50,000	INGRAM MICRO INC. 5.25% 09/01/17	52,707
		145,117	1.88

OFFICE ELECTRONICS
50,000	XEROX CORP. 5.50% 05/15/12	50,255

MATERIALS			6.70
CHEMICALS
100,000	ASHLAND INC. 9.125% 06/01/17	110,875
		110,875	1.44

CONTAINERS & PACKAGING
25,000	PACKAGING CORP. OF AMERICA 5.75% 08/01/13	26,260
		26,260	0.34

METALS & MINING
50,000	ARCELORMITTAL USA INC. 6.50% 04/15/14	53,444
50,000	COMMERCIAL METALS CO. 7.35% 08/15/18	51,688
150,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	163,625
		268,757	3.49

PAPER & FOREST PRODUCTS
100,000	DOMTAR CORP. 7.125% 08/15/15	111,000
		111,000	1.44

TELECOMMUNICATION SERVICES			2.81
DIVERSIFIED TELECOM. SERVICES
204,342	BELLSOUTH TELECOM. 6.30% 12/15/15	216,970
		216,970	2.81

UTILITIES			2.17
MULTI-UTILITIES
55,000	CONSUMERS ENERGY CO. 6.00% 02/15/14	59,874
100,000	OGE ENERGY CORP. 5.00% 11/15/14	107,659
		167,534	2.17

TOTAL CORPORATE BOND (Cost: $3,635,032)		3,748,206	48.62

PREFERRED STOCK
FINANCIALS			2.93
COMMERCIAL BANKS
4,000	HSBC HOLDINGS PLC 6.20% PFD A	99,600
		99,600	1.29

DIVERSIFIED FINANCIAL SERVICES
2,000	BANK OF AMERICA 7.25% PFD	50,460
		50,460	0.65

INSURANCE
3,000	METLIFE INC. 6.50% PFD	75,930
		75,930	0.98

UTILITIES			0.66
ELECTRIC UTILITIES
2,000	NEXTERA ENERGY CAPITAL 6.60% PFD A	50,580
		50,580	0.66

TOTAL PREFERRED STOCK (Cost: $275,000)		276,570	3.59

SHORT TERM INVESTMENTS
MONEY MARKET			2.80
215,547	UMB MONEY MARKET FIDUCIARY	215,547
		215,547	2.80

TOTAL SHORT TERM INVESTMENTS (Cost: $215,547)		215,547	2.80

TOTAL INVESTMENT IN SECURITIES (Cost: $7,001,845)		7,649,992	99.23

OTHER ASSETS LESS LIABILITIES		59,435	0.77

TOTAL NET ASSETS		7,709,427	100.00

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund
Schedule of Investments (Unaudited)
as of March 31, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			4.18
HOTELS, RESTAURANTS & LEISURE
4,500	MCDONALD’S CORP.	441,450
		441,450	2.99

MEDIA
4,000	WALT DISNEY CO.	175,120
		175,120	1.19

CONSUMER STAPLES			13.04
BEVERAGES
7,000	COCA-COLA CO.	518,070
		518,070	3.51

FOOD & STAPLES RETAILING
9,500	CVS CAREMARK CORP.	425,600
8,250	WAL-MART STORES INC.	504,900
		930,500	6.30

FOOD PRODUCTS
5,000	ARCHER DANIELS MIDLAND CO.	158,300
		158,300	1.07

HOUSEHOLD PRODUCTS
4,750	PROCTER & GAMBLE CO.	319,248
		319,248	2.16

ENERGY			7.19
ENERGY EQUIPMENT & SERVICES
12,500	HALLIBURTON CO.	414,875
4,500	NATIONAL OILWELL VARCO INC.	357,615
		772,490	5.23

OIL, GAS & CONSUMABLE FUELS
3,800	CONOCOPHILLIPS	288,838
		288,838	1.96

FINANCIALS			6.87
CONSUMER FINANCE
8,000	AMERICAN EXPRESS CO.	462,880
		462,880	3.13

DIVERSIFIED FINANCIAL SERVICES
12,000	JPMORGAN CHASE & CO.	551,760
		551,760	3.74

HEALTH CARE			8.43
PHARMACEUTICALS
5,000	ABBOTT LABORATORIES	306,450
6,250	JOHNSON & JOHNSON	412,250
5,750	MERCK & COMPANY INC.	220,800
13,500	PFIZER INC.	305,910
		1,245,410	8.43

INDUSTRIALS			15.91
AEROSPACE & DEFENSE
2,700	BOEING CO.	200,799
		200,799	1.36

AIR FREIGHT & LOGISTICS
5,550	UNITED PARCEL SERVICE INC. B	447,996
		447,996	3.03

INDUSTRIAL CONGLOMERATES
22,000	GENERAL ELECTRIC CO.	441,540
		441,540	2.99

MACHINERY
3,300	CATERPILLAR INC.	351,516
1,000	CUMMINS INC.	120,040
		471,556	3.19

ROAD & RAIL
19,500	CSX CORP.	419,640
5,600	NORFOLK SOUTHERN CORP.	368,648
		788,288	5.34

INFORMATION TECHNOLOGY			13.94
COMMUNICATIONS EQUIPMENT
6,750	QUALCOMM INC.	459,135
		459,135	3.11

COMPUTERS & PERIPHERALS
2,450	INT’L BUSINESS MACHINES CORP.	511,193
		511,193	3.46

ELECTRONIC EQUIPMENT & INSTRUMENTS
27,000	CORNING INC.	380,160
		380,160	2.57

INTERNET SOFTWARE & SERVICES
300	GOOGLE INC. *	192,372
		192,372	1.30

SOFTWARE
16,000	MICROSOFT CORP.	516,000
		516,000	3.49

MATERIALS			2.81
CHEMICALS
12,000	DOW CHEMICAL CO.	415,680
		415,680	2.81

TOTAL COMMON STOCK (Cost: $8,703,940)		10,688,784	72.38

CORPORATE BOND
CONSUMER DISCRETIONARY			4.75
AUTO COMPONENTS
100,000	BORG WARNER 8.00% 10/01/19	119,465
		119,465	0.81

HOTELS, RESTAURANTS & LEISURE
100,000	MARRIOTT INT’L 5.625% 02/15/13	103,854
150,000	ROYAL CARIBBEAN CRUISES 7.00% 06/15/13	156,750
		260,604	1.76

HOUSEHOLD DURABLES
48,000	BEAM INC. 6.375% 06/15/14	52,787
		52,787	0.36

MULTILINE RETAIL
150,000	JC PENNEY CORP. INC. 7.95% 04/01/17	167,250
		167,250	1.13

SPECIALTY RETAIL
100,000	BEST BUY CO. INC. 3.75% 03/15/16	100,832
		100,832	0.68

CONSUMER STAPLES			1.21
TOBACCO
150,000	REYNOLDS AMERICA 6.75% 06/15/17	178,689
		178,689	1.21

ENERGY			1.11
OIL, GAS & CONSUMABLE FUELS
150,000	PEABODY ENERGY CORP. 7.375% 11/01/16	164,625
		164,625	1.11

FINANCIALS			11.48
CAPITAL MARKETS
150,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	177,794
161,000	MORGAN STANLEY 07/01/14 FLOAT	163,909
		341,703	2.31

CONSUMER FINANCE
150,000	FORD MOTOR CREDIT CO. 7.00% 04/15/15	163,854
155,000	HOUSEHOLD FINANCE CO. 09/15/13 FLOAT	158,415
		322,269	2.18

DIVERSIFIED FINANCIAL SERVICES
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	313,734
100,000	GENERAL ELECTRIC CAP 5.65% 06/09/14	109,408
150,000	NASDAQ OMX GROUP 5.25% 01/16/18	161,414
		584,556	3.96

INSURANCE
100,000	GENWORTH FINANCIAL INC. 5.65% 06/15/12	100,741
100,000	HARTFORD LIFE GLOBAL FUND 06/16/14 FLOAT	94,960
		195,702	1.33

REAL ESTATE INVESTMENT TRUSTS
140,000	HEALTH CARE REIT INC. 3.625% 03/15/16	142,074
100,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	109,670
		251,743	1.70

INFORMATION TECHNOLOGY			3.80
COMPUTERS & PERIPHERALS
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	119,769
150,000	SEAGATE TECHNOLOGY 6.80% 10/01/16	165,375
		285,144	1.93

ELECTRONIC EQUIPMENT & INSTRUMENTS
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	114,000
		114,000	0.77

IT SERVICES
150,000	COMPUTER SCIENCES CORP. 6.50% 03/15/18	162,375
		162,375	1.10

MATERIALS			1.49
CHEMICALS
105,000	ALBEMARLE CORP. 5.10% 02/01/15	116,012
		116,012	0.79

METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	103,375
		103,375	0.70

UTILITIES			1.10
INDEPENDENT POWER PRODUCERS & TRADERS
150,000	AMERENENERGY GENERATING 7.00% 04/15/18	132,750
29,713	RELIANT ENERGY MID ATL 9.237% 07/02/17	29,119
		161,869	1.10

TOTAL CORPORATE BOND (Cost: $3,585,609)		3,682,999	24.94

PREFERRED STOCK
FINANCIALS			1.71
COMMERCIAL BANKS
5,000	BARCLAYS BANK PLC 7.10% PFD	123,750
		123,750	0.84

DIVERSIFIED FINANCIAL SERVICES
5,000	BANK OF AMERICA 8.20% PFD	128,450
		128,450	0.87

TOTAL PREFERRED STOCK (Cost: $250,000)		252,200	1.71

SHORT TERM INVESTMENTS
MONEY MARKET			0.63
92,446	UMB MONEY MARKET FIDUCIARY	92,446
		92,446	0.63

TOTAL SHORT TERM INVESTMENTS (Cost: $92,446)		92,446	0.63

TOTAL INVESTMENT IN SECURITIES (Cost: $12,631,995)		14,716,428	99.66

OTHER ASSETS LESS LIABILITIES		50,655	0.34

TOTAL NET ASSETS		14,767,083	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (Unaudited)
as of March 31, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			14.45
DISTRIBUTORS
1,000	GENUINE PARTS CO.	62,750
		62,750	1.43
HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	196,200
		196,200	4.48
INTERNET & CATALOG RETAIL
1,425	EXPEDIA INC.	47,652
1,425	TRIPADVISOR INC. *	50,830
		98,482	2.25
MEDIA
750	THE MCGRAW-HILL COMPANIES INC.	36,353
3,250	TIME WARNER INC.	122,688
		159,040	3.63
MULTILINE RETAIL
2,000	TARGET CORP.	116,540
		116,540	2.66

CONSUMER STAPLES			21.78
BEVERAGES
2,560	COCA-COLA CO.	189,466
		189,466	4.33
FOOD & STAPLES RETAILING
5,500	SYSCO CORP.	164,230
3,150	WAL-MART STORES INC.	192,780
		357,010	8.15
FOOD PRODUCTS
750	H.J. HEINZ CO.	40,163
2,700	KRAFT FOODS INC.	102,627
220	POST HOLDIING INC. *	7,245
		150,034	3.43
HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	168,025
1,300	THE CLOROX CO.	89,375
		257,400	5.88

ENERGY			4.16
OIL, GAS & CONSUMABLE FUELS
2,100	EXXON MOBIL CORP.	182,133
		182,133	4.16

FINANCIALS			10.08
COMMERCIAL BANKS
3,250	WELLS FARGO & CO.	110,955
		110,955	2.53
INSURANCE
2,000	BERKSHIRE HATHAWAY INC. B *	162,300

4,500	METLIFE INC.	168,075
		330,375	7.54

HEALTH CARE			7.48
HEALTH CARE PROVIDERS & SERVICES
2,000	CARDINAL HEALTH INC.	86,220
		86,220	1.97
PHARMACEUTICALS
1,250	ABBOTT LABORATORIES	76,613
2,500	JOHNSON & JOHNSON	164,900
		241,513	5.51

INDUSTRIALS			15.49
AEROSPACE & DEFENSE
1,200	EXELIS INC.	15,024
2,000	HONEYWELL INT’L INC.	122,100
750	NORTHROP GRUMMAN CORP.	45,810
		182,934	4.18
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	91,960
1,200	UNITED PARCEL SERVICE INC. B	96,864
		188,824	4.31
INDUSTRIAL CONGLOMERATES
9,200	GENERAL ELECTRIC CO.	184,644
500	TYCO INT’L LTD.	28,090
		212,734	4.86
MACHINERY
1,200	ITT CORP.	27,528
2,400	XYLEM INC.	66,600
		94,128	2.15

INFORMATION TECHNOLOGY			25.96
COMMUNICATIONS EQUIPMENT
5,750	CISCO SYSTEMS INC.	121,613
		121,613	2.78
COMPUTERS & PERIPHERALS
400	APPLE INC. *	239,788
5,500	DELL INC. *	91,300
1,085	INT’L BUSINESS MACHINES CORP.	226,385
		557,473	12.73
IT SERVICES
220	MASTERCARD INC.	92,519
		92,519	2.11
SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	157,416
		157,416	3.59
SOFTWARE
6,450	MICROSOFT CORP.	208,013
		208,013	4.75

TOTAL COMMON STOCK (Cost: $3,533,026)		4,353,770	99.41

SHORT TERM INVESTMENTS
MONEY MARKET			0.52
22,566	UMB MONEY MARKET FIDUCIARY	22,566
		22,566	0.52

TOTAL SHORT TERM INVESTMENTS (Cost: $22,566)	22,566	0.52

TOTAL INVESTMENT IN SECURITIES (Cost: $3,555,592)	4,376,336	99.92

OTHER ASSETS LESS LIABILITIES	3,328	0.08

TOTAL NET ASSETS	4,379,664	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (Unaudited)
as of March 31, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			20.00
AUTO COMPONENTS
13,000	DANA HOLDING CORP.	201,500
5,400	LEAR CORP.	251,046
		452,546	7.88
SPECIALTY RETAIL
8,300	GAMESTOP CORP. A	181,272
10,000	PENSKE AUTOMOTIVE GROUP INC.	246,300
		427,572	7.45
TEXTILES, APPAREL & LUXURY GOODS
3,000	PVH CORP.	267,990
		267,990	4.67

CONSUMER STAPLES			3.15
BEVERAGES
4,500	DR PEPPER SNAPPLE GROUP INC.	180,945
		180,945	3.15

ENERGY			24.07
ENERGY EQUIPMENT & SERVICES
7,000	HELIX ENERGY SOLUTIONS GROUP INC. *	124,600
23,000	ION GEOPHYSICAL CORP. *	148,350
3,500	LUFKIN INDUSTRIES INC.	282,275
10,000	MITCHAM INDUSTRIES INC. *	224,600
4,400	TIDEWATER INC.	237,688
		1,017,513	17.73

OIL, GAS & CONSUMABLE FUELS
1,000	APACHE CORP.	100,440
9,500	ARCH COAL INC.	101,745
7,000	CHESAPEAKE ENERGY CORP.	162,190
		364,375	6.35

FINANCIALS			3.08
COMMERCIAL BANKS
10,000	CATHAY GENERAL BANCORP	177,000
		177,000	3.08

INDUSTRIALS			42.40
COMMERCIAL SERVICES & SUPPLIES
6,000	COPART INC. *	156,420
9,000	PITNEY BOWES INC.	158,220
		314,640	5.48
CONSTRUCTION & ENGINEERING
6,000	CHICAGO BRIDGE & IRON CO. N.V.	259,140
6,700	KBR INC.	238,185
		497,325	8.66
MACHINERY
4,000	GRACO INC.	212,240
2,600	JOY GLOBAL INC.	191,100
5,500	NAVISTAR INT’L CORP. *	222,475

2,000	XYLEM INC.	55,500
		681,315	11.87
ROAD & RAIL
4,000	GENESEE & WYOMING INC. *	218,320
3,500	KANSAS CITY SOUTHERN *	250,915
4,500	LANDSTAR SYSTEM INC.	259,740
9,600	MARTEN TRANSPORT LTD.	211,872
		940,847	16.39

MATERIALS			4.97
CHEMICALS
3,500	H.B. FULLER CO.	114,905
		114,905	2.00
METALS & MINING
11,500	COMMERCIAL METALS CO.	170,430
		170,430	2.97

TOTAL COMMON STOCK (Cost: 4,360,643)		5,607,403	97.68

SHORT TERM INVESTMENTS
MONEY MARKET			1.82
104,352	UMB MONEY MARKET FIDUCIARY	104,352
		104,352	1.82

TOTAL SHORT TERM INVESTMENTS (Cost: $104,352)		104,352	1.82

TOTAL INVESTMENT IN SECURITIES (Cost: $4,464,994)		5,711,755	99.50

OTHER ASSETS LESS LIABILITIES		28,605	0.50

TOTAL NET ASSETS		5,740,360	100.00

* Non-income producing
** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Fund
Schedule of Investments (Unaudited)
as of March 31, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			19.05
AUTO COMPONENTS
275,000	AMERIGON INC. *	4,449,500
		4,449,500	3.82
HOTELS, RESTAURANTS & LEISURE
215,000	BRAVO BRIO RESTAURANT GROUP INC. *	4,291,400
		4,291,400	3.68
SPECIALTY RETAIL
350,000	CONN’S INC. *	5,372,500
120,000	RUSH ENTERPRISES INC. *	2,546,400
310,000	SONIC AUTOMOTIVE INC.	5,552,100
		13,471,000	11.55

CONSUMER STAPLES			4.26
FOOD PRODUCTS
285,000	DARLING INT’L INC. *	4,964,700
		4,964,700	4.26

ENERGY			20.13
ENERGY EQUIPMENT & SERVICES
110,000	HORNBECK OFFSHORE SERVICES INC. *	4,623,300
290,000	MATRIX SERVICE CO. *	4,062,900
265,000	MITCHAM INDUSTRIES INC. *	5,951,900
150,000	NATURAL GAS SERVICES GROUP *	1,980,000
450,000	NORTH AMERICAN ENERGY PARTNERS INC. *	2,205,000
590,000	PARKER DRILLING CO. *	3,522,300
		22,345,400	19.16
OIL, GAS & CONSUMABLE FUELS
654,500	INFINITY ENERGY RESOURCES INC. *	1,132,285
		1,132,285	0.97

FINANCIALS			11.11
COMMERCIAL BANKS
310,000	BBCN BANCORP INC. *	3,450,300
208,000	EAST WEST BANCORP INC.	4,802,720
		8,253,020	7.08
CONSUMER FINANCE
145,000	EZCORP INC. A *	4,705,975
		4,705,975	4.04

HEALTH CARE			2.67
HEALTH CARE EQUIPMENT & SUPPLIES
317,821	ROCHESTER MEDICAL CORP. *	3,117,824
		3,117,824	2.67

INDUSTRIALS			37.37
BUILDING PRODUCTS
180,000	INSTEEL INDUSTRIES INC.	2,187,000
		2,187,000	1.88
COMMERCIAL SERVICES & SUPPLIES
199,000	MOBILE MINI INC. *	4,202,880

147,000	TEAM INC. *	4,549,650
170,000	US ECOLOGY INC.	3,695,800
		12,448,330	10.68
CONSTRUCTION & ENGINEERING
432,000	FURMANITE CORP. *	2,773,440
		2,773,440	2.38
MARINE
96,000	KIRBY CORP. *	6,315,840
		6,315,840	5.42
ROAD & RAIL
300,000	SAIA INC. *	5,103,000
470,000	VITRAN CORP. INC. *	3,750,600
		8,853,600	7.59
TRADING COMPANIES & DISTRIBUTORS
129,700	DXP ENTERPRISES INC. *	5,640,653
146,000	TAL INT’L GROUP INC.	5,359,660
		11,000,313	9.43

MATERIALS			2.32
METALS & MINING
120,000	COMMERCIAL METALS CO.	1,778,400
65,000	SUNCOKE ENERGY INC. *	923,650
		2,702,050	2.32

TELECOMMUNICATION SERVICES			3.64
DIVERSIFIED TELECOM. SERVICES
470,000	PREMIERE GLOBAL SERVICES INC. *	4,248,800
		4,248,800	3.64

TOTAL COMMON STOCK (Cost: $75,830,111)		117,260,477	100.56

TOTAL INVESTMENT IN SECURITIES (Cost: $75,830,111)		117,260,477	100.56

OTHER ASSETS LESS LIABILITIES		(655,182)	(0.56)

TOTAL NET ASSETS		116,605,295	100.00

* Non-income producing
** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity less than 60 days are valued on an amortized cost basis, which approximates market value.  In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investment securities and cash and cash equivalents as of March 31, 2012:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$42,896	$114,015	$1,061,328	$182,133	$1,381,888	$23,477,685
Materials	—	142,830	415,680	—	285,335	2,702,050
Industrials	—	501,703	2,350,179	678,620	2,434,127	43,578,523
Consumer Discretionary	53,955	589,433	616,570	633,012	1,148,108	22,211,900
Consumer Staples	44,334	543,640	1,926,118	953,910	180,945	4,964,700
Health Care	—	447,758	1,245,410	327,733	—	3,117,824
Financials	—	—	1,014,640	441,330	177,000	12,958,995
Information Technology	58,050	358,853	2,058,860	1,137,033	—	—
Telecommunication Services	53,091	332,730	—	—	—	4,248,800
Utilities	111,838	378,710	—	—	—	—

Preferred Stock
Financials	171,260	225,990	252,200	—	—	—
Utilities	—	50,580	—	—	—	—
Level 1 Total	535,424	3,686,240	10,940,984	4,353,770	5,607,403	117,260,477

Level 2 - Other significant observable inputs
Bonds and notes
Corporate Bonds	—	3,748,206	3,682,999	—	—	—
U.S. Government Fixed Income Securities	2,352,930	—	—	—	—	—
Short Term Investments
Money Market	7,251	215,547	92,446	22,566	104,352	—

Level 2 Total	2,360,181	3,963,753	3,775,444	22,566	104,352	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$2,895,604	$7,649,992	$14,716,428	$4,376,336	$5,711,755	$117,260,477

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings during the period  ended March 31, 2012. In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures about Fair Value Measurements,” which amended Accounting Standard Codification 820 (“Topic 820”) and required entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended March 31, 2012, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) to update requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. Generally Accepted Accounting Principles (GAAP) and International Financial Reporting Standards (IFRS). The amendment included clarifications and also changes to a particular principle or requirement for measuring fair value or disclosing information about fair value measurements. The update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. In assessing the requirements and clarifications of the most recent announcement, the Investment Manager believes that the Fair Value Measurement update has no material impact on the Funds’ financial position or result in additional disclosures.

Item 2.                                                           Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                           Exhibits.

(a)          Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	May 30, 2012

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	May 30, 2012